Financial instruments - Credit risk - Additional information (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Cash and cash equivalents	£ 334	£ 113	£ 88	£ 138
Percentage of cash and cash equivalents held with banks rated A-/A3 or better	96.00%	89.00%
Trade receivables	£ 2,075	£ 1,632
Total past due
Disclosure of detailed information about financial instruments
Trade receivables	449	305	333
Up to one month
Disclosure of detailed information about financial instruments
Trade receivables	265	156	170
Two to three months
Disclosure of detailed information about financial instruments
Trade receivables	115	96	83
Four to six months
Disclosure of detailed information about financial instruments
Trade receivables	46	35	34
Greater than six months
Disclosure of detailed information about financial instruments
Trade receivables	£ 23	£ 18	£ 46